LAND USE RIGHTS, NET - Land use rights pledged (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
LAND USE RIGHTS, NET
Land use rights	¥ 135,821	$ 21,313	¥ 141,000